Shareholder Report, Holdings (Details)_7	Jun. 30, 2024
Class 1 | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 1 | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class 1 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class 1 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class 1 | Japan
Holdings [Line Items]
Percent of Total Investments	6.10%
Class 1 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 1 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 1 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.10%
Class 1 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 1 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 1 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 1 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 1 | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class 1 | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class 2 | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 2 | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class 2 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class 2 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class 2 | Japan
Holdings [Line Items]
Percent of Total Investments	6.10%
Class 2 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 2 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 2 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.10%
Class 2 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 2 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 2 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 2 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 2 | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class 2 | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class 4 | Other. [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class 4 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 4 | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class 4 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class 4 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class 4 | Japan
Holdings [Line Items]
Percent of Total Investments	6.10%
Class 4 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 4 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 4 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.10%
Class 4 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 4 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 4 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.00%
Class 4 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class 4 | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class 4 | China
Holdings [Line Items]
Percent of Total Investments	1.60%